UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2006

Date of reporting period:	11/30/2006

Item 1 – Reports to Stockholders

Dryden Government Securities Trust/

Money Market Series

NOVEMBER 30, 2006	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

January 12, 2007

Dear Shareholder,

We hope you find the annual report for the Dryden Government Securities Trust/Money Market Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Series’ Performance

Series objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Series will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 11/30/06
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	4.44%	$1.00	44 Days	$239.3
Class Z	4.57%	$1.00	44 Days	$18.1
iMoneyNet, Inc. Government & Agency Retail Avg.*	4.56%	N/A	32 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of November 28, 2006.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Investment Subadviser’s Report

Prudential Investment Management, Inc.

A positive investment environment for money market funds

The Series’ seven-day current yield rose during its fiscal year that began December 1, 2005 amid the generally favorable conditions for investing in money market securities. For much of the 12-month reporting period, yields on money market securities moved higher, reflecting repeated increases in short-term interest rates by the Federal Reserve (the Fed). The Series was positioned to benefit from the rising interest-rate environment and to take advantage of changing investment opportunities that emerged later in the reporting period.

Under the Fed’s latest effort to tame inflationary pressures by slowing economic growth, the target for the federal funds rate on overnight loans between banks was increased 17 times in increments of a quarter percentage point from June 2004 through June 2006. This boosted the target rate from 1.00% to 5.25%. Five of the rate hikes occurred during the reporting period. The economy lost steam in 2006, particularly in the interest-rate sensitive housing sector. Slower growth and a decline in energy prices eased inflation concerns, prompting Fed policymakers to leave short-term rates unchanged when they met in August, September, and October 2006.

Repurchase agreements versus federal agency securities

A shift in our asset allocation strategy helped the Series benefit from the trend toward tighter monetary policy. We trimmed its exposure to short-term federal agency securities such as discount notes and increased its exposure to repurchase agreements, in which parties sell U.S. government securities to the Series and later buy them back at an agreed upon price and time, thereby generating a fixed return of short duration for the Series. Federal agency securities of the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corp. (Freddie Mac) are issued to raise money to purchase mortgages and mortgage-backed assets for the companies’ respective investment portfolios. Federal agency securities became more expensive because the supply of newly issued securities continued to decline as Fannie Mae and Freddie Mac curtailed growth in the size of their portfolios due to risk concerns. Therefore, when federal agency discount notes held by the Series matured, we often reinvested their proceeds in repurchase agreements that provided progressively higher yields as short-term rates rose.

Series held fewer adjustable-rate federal agency securities

Early in the reporting period, we reduced the Series’ exposure to adjustable-rate federal agency securities. Investors eagerly sought these in the rising interest-rate environment because their interest rates reset periodically based on formulas tied to benchmark rates, such as the three-month London Interbank Offered Rate. As adjustable-rate securities became more expensive, we often reinvested proceeds of

Dryden Government Securities Trust/Money Market Series	3

Investment Subadviser’s Report (continued)

securities that had matured into repurchase agreements. During the summer of 2006, however, we selectively began to invest in adjustable-rate securities again, as we believed they provided attractive value relative to fixed-rate investment alternatives.

Callable federal agency securities a solid investment option

Federal agency securities scheduled to mature in approximately one year that could be retired (or called) by their respective issuers in either one, three, or six months remained a viable investment alternative for the Series. They offered attractive yields to compensate investors for the risk that the securities might be retired ahead of schedule. Some securities held by the Series were called, but others remained in the portfolio, continuing to benefit the Series with their attractive investment income.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2006, at the beginning of the period, and held through the six-month period ended November 30, 2006.

Each Series transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden Government Securities Trust/Money Market Series	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,022.10	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.56	0.90%	$4.56

Class Z	Actual	$1,000.00	$1,022.70	0.77%	$3.90
	Hypothetical	$1,000.00	$1,021.21	0.77%	$3.90

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2006, and divided by the 365 days in the Series’ fiscal year ended November 30, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of November 30, 2006

Principal Amount (000)	Description	Value (Note 1)
Federal Farm Credit Bank 8.8%

$ 2,500	5.25%, 12/01/06	$2,500,000
700	3.21%, 12/12/06	699,544
2,000	5.24%, 12/21/06	2,000,039
13,000	5.17%, 4/27/07	12,999,084
1,450	5.255%, 5/15/07	1,450,441
3,050	5.245%, 9/24/07	3,051,343

		22,700,451

Federal Home Loan Bank 18.2%
750	3.80%, 12/22/06	749,321
15,000	5.247%, 12/29/06	14,999,668
3,000	3.75%, 1/16/07	2,996,249
8,250	5.25%, 6/08/07	8,249,164
4,000	5.555%, 8/15/07	4,000,000
5,000	5.32%, 10/09/07	4,997,979
5,000	5.42%, 11/07/07	5,000,000
5,775	5.35%, 11/21/07	5,773,874

		46,766,255

Federal Home Loan Mortgage Corporation 25.4%
9,000	5.41%, 6/22/07, M.T.N.	9,000,000
716	5.146%, 12/18/06(a)	714,260
500	5.20%, 2/06/07(a)	495,161
820	5.30%, 3/09/07(a)	808,169
1,000	3.875%, 3/23/07, M.T.N.	996,140
450	5.13%, 5/02/07(a)	440,253
3,000	5.30%, 5/11/07, M.T.N.	3,000,000
25,000	5.235%, 7/06/07, M.T.N.	24,998,232
25,000	5.173%, 9/27/07, M.T.N.	24,996,923

		65,449,138

Federal National Mortgage Association 7.6%
891	5.18%, 12/29/06(a)	887,412
16,035	2.35%, 4/05/07	15,864,906
2,750	5.25%, 6/21/07	2,749,933

		19,502,251

United States Treasury Bill 11.6%
30,000	5.22%, 12/15/06(a)	29,939,100

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Portfolio of Investments

as of November 30, 2006 Cont’d

Principal Amount (000)	Description	Value (Note 1)
Repurchase Agreements 41.0%(b)
$ 4,629	Banc of America Securities LLC, 5.31%, dated 11/30/06, due 12/01/06 in the amount of $4,629,683 (cost $4,629,000; the value of the collateral including interest was $4,721,580)	$4,629,000
25,000	Barclays Capital, Inc., 5.31%, dated 11/30/06, due 12/01/06 in the amount of $25,003,688 (cost $25,000,000; the value of the collateral including interest was $25,500,001)	25,000,000
26,000	BNP Paribas Securities Corp., 5.32%, dated 11/30/06, due 12/01/06 in the amount of $26,003,842 (cost $26,000,000; the value of the collateral including interest was $26,520,142)	26,000,000
25,000	Credit Suisse Securities (USA) LLC, 5.31%, dated 11/30/06, due 12/01/06 in the amount of $25,003,688 (cost $25,000,000; the value of the collateral including interest was $25,500,811)	25,000,000
25,000	Greenwich Capital Markets, Inc., 5.32%, dated 11/30/06, due 12/01/06 in the amount of $25,003,694 (cost $25,000,000; the value of the collateral including interest was $25,503,085)	25,000,000

		105,629,000

	Total Investments 112.6% (amortized cost $289,986,195)(c)	289,986,195
	Liabilities in excess of other assets (12.6%)	(32,559,096)

	Net Assets 100.0%	$257,427,099

The following abbreviation is used in the portfolio descriptions:

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2006 was as follows:

Repurchase Agreements	41.0%
Federal Home Loan Mortgage Corporation	25.4
Federal Home Loan Bank	18.2
United States Treasury Bill	11.6
Federal Farm Credit Bank	8.8
Federal National Mortgage Association	7.6

112.6
Liabilities in excess of other assets	(12.6)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of November 30, 2006

Assets
Investments, at amortized cost which approximates market value:
Unaffiliated Investments	$184,357,195
Repurchase Agreements	105,629,000
Cash	356
Receivable for Series shares sold	2,134,092
Interest receivable	1,086,663
Prepaid expenses	5,549

Total assets	293,212,855

Liabilities
Payable for investments purchased	29,939,100
Payable for Series shares reacquired	5,056,405
Accrued expenses	395,618
Dividends payable	223,124
Management fee payable	86,560
Transfer agent fee payable	39,644
Distribution fee payable	25,188
Deferred trustees’ fees	20,117

Total liabilities	35,785,756

Net Assets	$257,427,099

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$2,574,269
Paid-in capital in excess of par	254,882,642

257,456,911
Accumulated net investment income	54,749
Accumulated net realized loss on investments	(84,561)

Net assets, November 30, 2006	$257,427,099

Class A
Net asset value, offering price and redemption price per share ($239,310,680 ÷ 239,310,386 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($18,116,419 ÷ 18,116,482 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Statement of Operations

Year Ended November 30, 2006

Net Investment Income
Interest	$12,742,050

Expenses
Management fee	1,034,396
Distribution fee—Class A	299,516
Transfer agent’s fees and expenses (including affiliated expense of $277,550)	461,000
Custodian’s fees and expenses	78,000
Registration fees	40,000
Reports to shareholders	40,000
Legal fees and expenses	35,000
Audit fee	16,000
Trustees’ fees	15,000
Insurance expenses	10,000
Miscellaneous	13,615

Total expenses	2,042,527

Net investment income	10,699,523

Realized Gain On Investments
Net realized gain on investment transactions	927

Net Increase In Net Assets Resulting From Operations	$10,700,450

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,699,523	$6,533,333
Net realized gain on investment transactions	927	977

Net increase in net assets resulting from operations	10,700,450	6,534,310

Dividends and distributions (Note 1)
Class A	(9,924,046)	(6,009,816)
Class Z	(805,598)	(495,300)

	(10,729,644)	(6,505,116)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	534,966,882	402,815,054
Net asset value of shares issued in reinvestment of dividends and distributions	10,653,056	6,289,155
Cost of shares reacquired	(540,281,381)	(477,120,441)

Net increase (decrease) in net assets from Series share transactions	5,338,557	(68,016,232)

Total increase (decrease)	5,309,363	(67,987,038)

Net Assets
Beginning of year	252,117,736	320,104,774

End of year(b)	$257,427,099	$252,117,736

(a) At $1.00 per share for the Money Market Series.
(b) Includes accumulated net investment income of	$54,749	$84,870

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	11

Notes to Financial Statements

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion, and .35 of 1% in excess of $1.5 billion. The effective management fee rate was .40 of 1% for the year ended November 30, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

Cont’d

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended November 30, 2006, the Fund incurred approximately $1,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Tax Information

For the years ended November 30, 2006 and 2005, the tax character of the dividends paid, as reflected in the Statement of Changes in Net Assets of $10,729,644 and $6,505,116 respectively, was ordinary income for federal income tax purposes.

As of November 30, 2006, the accumulated undistributed earnings on a tax basis was $297,989 of ordinary income (which includes a timing difference of $223,124 for dividends payable).

As of November 30, 2006, for federal income tax purposes, the Series had a capital loss carryforward of approximately $85,000 which expires in 2012. In addition, the Series utilized approximately $1,000 of its prior year capital loss carry forward to offset net taxable gains realized in the fiscal year ended November 30, 2006. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are

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no Class S shares currently issued and outstanding. The Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

Class A	Year ended November 30, 2006	Year ended November 30, 2005
Shares sold	525,773,257	394,444,864
Shares issued in reinvestment of dividends and distributions	9,851,062	5,799,131
Shares reacquired	(528,431,344)	(465,591,470)

Net increase (decrease) in shares outstanding	7,192,975	(65,347,475)

Class Z
Shares sold	9,193,625	8,370,190
Shares issued in reinvestment of dividends and distributions	801,994	490,024
Shares reacquired	(11,850,037)	(11,528,971)

Net decrease in shares outstanding	(1,854,418)	(2,668,757)

Note 6. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for the Fund beginning after December 1, 2007 and interim periods within that fiscal year and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Government Securities Trust/Money Market Series	15

Financial Highlights

Class A
Year Ended November 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.041
Dividends and distributions	(.041)

Net asset value, end of year	$1.000

Total Return(a):	4.19%
Ratios/Supplemental Data:
Net assets, end of year (000)	$239,311
Average net assets (000)	$239,613
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.80%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	4.13%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2005	2004	2003	2002

$1.000	$1.000	$1.000	$1.000

.023	.006	.005	.012
(.023)	(.006)	(.005)	(.012)

$1.000	$1.000	$1.000	$1.000

2.30%	.59%	.47%	1.19%

$232,144	$297,465	$504,806	$607,585
$263,276	$398,378	$571,964	$612,109

.80%	.71%	.87%	.77%
.67%	.58%	.74%	.64%
2.29%	.54%	.46%	1.14%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

Cont’d

Class Z
Year Ended November 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.043
Dividends and distributions	(.043)

Net asset value, end of year	$1.000

Total Return(a):	4.32%
Ratios/Supplemental Data:
Net assets, end of year (000)	$18,116
Average net assets (000)	$18,986
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	4.23%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2005	2004	2003	2002

$1.000	$1.000	$1.000	$1.000

.024	.008	.006	.013
(.024)	(.008)	(.006)	(.013)

$1.000	$1.000	$1.000	$1.000

2.43%	.75%	.60%	1.32%

$19,973	$22,640	$22,486	$23,002
$19,996	$19,664	$22,010	$27,790

.67%	.58%	.74%	.64%
.67%	.58%	.74%	.64%
2.49%	.77%	.56%	1.27%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders of Dryden Government Securities Trust—Money Market Series

We have audited the accompanying statement of assets and liabilities of Dryden Government Securities Trust—Money Market Series (hereafter referred to as the “Fund”), including the portfolio of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years presented prior to the year ended November 30, 2004, were audited by another independent registered public accounting firm whose report dated January 20, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 24, 2007

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Federal Income Tax Information

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 23.79% of the dividends paid from ordinary income in the fiscal year ended November 30, 2006 qualify for each of these states’ tax exclusion.

The fund intends to designate 97.42% of the ordinary income dividends as qualified interest income (QII) under The American Jobs Creation Act of 2004.

In January 2007, you will be advised on IRS Form 1099 DIV and/or 1099 INT or substitute forms as to the federal tax status of dividends received by you in calendar year 2006.

For more detailed information regarding your federal, state and local taxes, you should contact your tax adviser.

Dryden Government Securities Trust/Money Market Series	21

Management of the Series

(Unaudited)

Information pertaining to the Trustees of Dryden Government Securities Trust/Money Market Series (the “Series”) is set forth below. Trustees who are not deemed to be “interested persons” of the Series, as defined in the Investment Company Act of 1940 as amended, (the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Series are referred to as “Interested Trustees.” “Fund Complex”† consists of the Series and any other investment companies managed by PI.

Independent Trustees(2)

David E.A. Carson (72), Trustee since 2005(3) Oversees 77 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Richard A. Redeker (63), Trustee since 1995(3) Oversees 74 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001) and Chairman of the Board (since 2006) of Invesmart, Inc.; Director of Penn Tank Lines, Inc. (since 1999).

Interested Trustees(1)

Robert F. Gunia (60), Vice President and Trustee since 1996(3) Oversees 153 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of American Skandia Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Series who are not also Trustees is set forth below.

Officers(2)

Judy A. Rice (59), President since 2003(3) Oversees 73 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

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Kathryn L. Quirk (54), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (49), Secretary since 1996(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (48), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Claudia DiGiacomo (32), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Lee D. Augsburger (47), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.

Grace C. Torres (47), Treasurer and Principal Financial and Accounting Officer since 1996(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

John P. Schwartz (35), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (43), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Dryden Government Securities Trust/Money Market Series	23

Jack Benintende (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since June 2000) within Prudential Mutual Fund Administration; formerly Senior Manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994 - June 2000).

Andrew R. French (44), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	”Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Trustee and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Trustees is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

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Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Government Securities Trust oversees the management of the Money Market Series (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Money Market Series

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved gross performance that was in the first quartile over one-year, three-year, five-year, and 10-year periods ending December 31 in relation to the group of comparable funds in a Peer Universe. The Board noted that over the same time periods, the Fund’s net performance ranked in

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the second quartile over a one-year period and in the third quartile over three-year, five-year and ten-year periods. Gross performance does not reflect the impact of Fund expenses, while net performance reflects the impact of Fund expenses. The Board noted that the Fund’s gross performance over all time periods was above the median performance of the other mutual funds included in the Peer Universe.

The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s management fee ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements (continued)

the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
David E.A. Carson • Richard A. Redeker • Robert F. Gunia

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsberger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objective, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

The Series’ Statement of Additional Information contains additional information about the Series’ Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E    IFS-A128395    Ed. 01/2007

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended November 30, 2006 and November 30, 2005, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $15,400 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2006 and 2005. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2006 and 2005 was $317,300 and $51,000, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

*	Print the name and title of each signing officer under his or her signature.